Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013
Schedule Of Income Taxes [Line Items]
Federal statutory income tax rate	34.00%	34.00%
Net operating loss	$ 29,000,000